                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07723
                                                      ---------

                       Worldwide Health Sciences Portfolio
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2004
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.38%

                                                                                        PERCENTAGE OF
SECURITY                                             SHARES         VALUE               NET ASSETS
-----------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - EUROPE -- 14.60%(1)

ALTANA AG                                               1,750,000   $      95,429,634            3.81%
Novartis AG                                             3,900,000         180,982,101            7.22%
Serono SA                                                 140,000          89,420,796            3.57%
-----------------------------------------------------------------------------------------------------
                                                                    $     365,832,531           14.60%
-----------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - FAR EAST -- 10.26%(1)

Chugai Pharmaceuticals Co., Ltd.                        4,249,700   $      62,452,213            2.49%
Fujisawa Pharmaceutical Co., Ltd.                       3,800,000          90,593,606            3.62%
Takeda Chemical Industries, Ltd.                        2,300,000         103,983,374            4.15%
-----------------------------------------------------------------------------------------------------
                                                                    $     257,029,193           10.26%
-----------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - NORTH AMERICA -- 37.65%(1)

Amgen, Inc.(2)                                          2,341,000   $     138,797,890            5.54%
Genentech, Inc.(2)                                      2,668,000         130,145,040            5.19%
Genzyme Corp.(2)                                        2,916,000         157,464,000            6.29%
Lilly (Eli) & Co.                                       1,812,000         114,971,400            4.59%
MedImmune, Inc.(2)                                      4,870,000         116,246,900            4.64%
Pfizer, Inc.                                            3,241,200         105,890,004            4.23%
Schering-Plough Corp.                                   5,500,000         101,530,000            4.05%
Wyeth Corp.                                             2,138,500          78,204,945            3.12%
-----------------------------------------------------------------------------------------------------
                                                                    $     943,250,179           37.65%
-----------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - EUROPE -- 1.07%

Actelion, Ltd.(2)                                         175,300   $      16,335,877            0.65%
Berna Biotech AG(2)                                     1,702,812          10,610,708            0.42%
-----------------------------------------------------------------------------------------------------
                                                                    $      26,946,585            1.07%
-----------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - NORTH AMERICA -- 31.80%

Abgenix, Inc.(2)                                        3,937,500   $      39,178,125            1.56%
Acadia Pharmaceuticals, Inc.(2)                            90,000             580,500            0.02%
Acadia Pharmaceuticals, Inc.(2)(3)(4)                     531,606           3,412,911            0.14%
Accelrys, Inc.(2)                                       1,166,000           6,879,400            0.28%
Affymetrix, Inc.(2)                                     2,700,000          75,060,000            3.00%
Biogen Idec, Inc.(2)                                    1,851,600         109,855,428            4.39%
Biovail Corp.(2)                                        2,052,000          31,108,320            1.24%
Enzon Pharmaceuticals, Inc.(2)                          3,100,000          43,152,000            1.72%
Exelixis, Inc.(2)                                       3,100,000          24,180,000            0.97%
Gen-Probe, Inc.(2)                                      2,100,000          75,810,000            3.03%
Given Imaging Ltd.(2)(3)(4)                               485,000          17,130,200            0.68%
Human Genome Sciences, Inc.(2)                          5,195,000   $      55,950,150            2.23%
IVAX Corp.(2)                                           1,875,000          36,300,000            1.45%
Ligand Pharmaceuticals, Inc., Class B(2)                4,050,000          39,811,500            1.59%
Memory Pharmaceuticals Corp.(2)(3)(4)                     289,628           2,073,736            0.08%
NPS Pharmaceuticals, Inc.(2)                            2,935,300          61,641,300            2.46%
Onyx Pharmaceuticals, Inc.(2)                           1,115,000          41,411,100            1.65%
OSI Pharmaceuticals, Inc.(2)                            1,225,000          72,997,750            2.91%
Pharmacopeia Drug Discovery, Inc.(2)                      583,000           3,066,580            0.12%
Savient Pharmaceuticals, Inc.(2)                        1,701,000           3,725,190            0.15%
Tanox, Inc.(2)                                          1,493,600          24,719,080            0.99%
Transkaryotic Therapies, Inc.(2)                        1,817,000          28,617,750            1.14%
-----------------------------------------------------------------------------------------------------
                                                                    $     796,661,020           31.80%
-----------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $2,192,409,783)                                 $   2,389,719,508
-----------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.03%

                                                                                        PERCENTAGE OF
SECURITY                                             SHARES         VALUE               NET ASSETS
-----------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.03%

Predix Pharmaceuticals
Holdings, Inc. Series AB(2)(3)(4)                         646,000   $         142,379            0.01%
Predix Pharmaceuticals
Holdings, Inc. Series C(2)(3)(4)                        2,337,565             515,199            0.02%
-----------------------------------------------------------------------------------------------------
                                                                    $         657,578            0.03%
-----------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,015,199)                                     $         657,578
-----------------------------------------------------------------------------------------------------

OPTIONS -- 0.00%

                                                                                        PERCENTAGE OF
SECURITY                                             SHARES         VALUE               NET ASSETS
-----------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.00%

Orchid BioSciences, Inc.
Options, Exp. 7/24/11, 12/21/11(2)(3)                       2,898   $           2,487            0.00%
-----------------------------------------------------------------------------------------------------
                                                                    $           2,487            0.00%
-----------------------------------------------------------------------------------------------------
TOTAL OPTIONS
   (IDENTIFIED COST $0)                                             $           2,487
-----------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

WARRANTS -- 0.03%

                                                                                        PERCENTAGE OF
SECURITY                                             SHARES         VALUE               NET ASSETS
-----------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.03%

Given Imaging Warrants,
Exp. 9/15/11(2)(3)(4)                                       1,283   $          41,056            0.00%
Predix Pharmaceuticals Holding, Inc.
Warrants, Exp. 8/9/09(2)(3)(4)                          3,252,806             683,089            0.03%
-----------------------------------------------------------------------------------------------------
                                                                    $         724,145            0.03%
-----------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                             $         724,145
-----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.45%

                                                  PRINCIPAL
                                                  AMOUNT                                PERCENTAGE OF
SECURITY                                          (000'S OMITTED)   VALUE               NET ASSETS
-----------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.53%, 9/14/04              $        38,520   $      38,498,718            1.54%
Ciesco LLC, 1.55%, 10/6/04                                 65,000          64,902,048            2.59%
Investors Bank and Trust
Time Deposit, 1.58%, 9/1/04                                33,203          33,203,000            1.32%
-----------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $136,603,766)                                $     136,603,766
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (IDENTIFIED COST $2,332,028,748)                                 $   2,527,707,484          100.89%
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES                                      $     (22,307,618)          (0.89)%
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                          $   2,505,399,866          100.00%
-----------------------------------------------------------------------------------------------------

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Non-income producing security.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Restricted security.

                        SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of August 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

ASSETS

Investments, at value (identified cost, $2,332,028,748)       $   2,527,707,484
Cash                                                                        707
Foreign currency, at value (identified cost, $21,371,977)            21,428,439
Interest and dividends receivable                                     2,274,456
Tax reclaim receivable                                                1,109,950
-------------------------------------------------------------------------------
TOTAL ASSETS                                                  $   2,552,521,036
-------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                             $      47,047,103
Accrued expenses                                                         74,067
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                             $      47,121,170
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $   2,505,399,866
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals       $   2,309,776,730
Net unrealized appreciation (computed on the basis of
   identified cost)                                                 195,623,136
-------------------------------------------------------------------------------
TOTAL                                                         $   2,505,399,866
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $845,475)                    $      14,807,846
Interest                                                              2,263,146
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       $      17,070,992
-------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                        $      20,049,896
Administration fee                                                    5,305,794
Trustees' fees and expenses                                              27,577
Custodian fee                                                           765,079
Legal and accounting services                                            48,669
Miscellaneous                                                            39,886
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                $      26,236,901
-------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                 $         135,321
   Reduction of administration fee                                        7,195
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                      $         142,516
-------------------------------------------------------------------------------

NET EXPENSES                                                  $      26,094,385
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                           $      (9,023,393)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)            $     108,815,296
   Foreign currency transactions                                       (841,112)
-------------------------------------------------------------------------------
NET REALIZED GAIN                                             $     107,974,184
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                        $      31,593,377
   Foreign currency                                                     (18,276)
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $      31,575,101
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                              $     139,549,285
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $     130,525,892
-------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED           YEAR ENDED
                                             AUGUST 31, 2004      AUGUST 31, 2003
-----------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                       $      (9,023,393)   $      (6,265,714)
   Net realized gain (loss) from
      investment and foreign
      currency transactions                        107,974,184          (92,200,204)
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                          31,575,101          473,159,282
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $     130,525,892    $     374,693,364
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $     735,669,885    $     461,854,115
   Withdrawals                                    (469,043,233)        (415,838,181)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $     266,626,652    $      46,015,934
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $     397,152,544    $     420,709,298
-----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                         $   2,108,247,322    $   1,687,538,024
-----------------------------------------------------------------------------------
AT END OF YEAR                               $   2,505,399,866    $   2,108,247,322
-----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------------
                                                            2004          2003          2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Net expenses                                               1.08%+          1.16%         1.05%          1.05%         1.09%
   Net expenses after custodian fee reduction                 1.07%+          1.15%         1.03%          1.03%         1.05%
   Net investment loss                                       (0.37)%+        (0.36)%       (0.26)%        (0.27)%       (0.64)%
Portfolio Turnover                                              13%             27%           38%            24%           31%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                               6.33%          23.51%       (21.37)%           --            --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $ 2,505,400     $ 2,108,247   $ 1,687,538    $ 1,705,650    $  962,712
-----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the administration fee. Had such action not been taken, the ratios would have been the same.

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2004, the Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 INVESTMENT ADVISORY FEES, ADMINISTRATOR'S FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.55% of average net assets of $2 billion but less than $3 billion. The fee rate declines for net assets of $3 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2004, the fee was equivalent to 0.82% of the Portfolio's average daily net assets and amounted to $20,049,896.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion, and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. For the year ended August 31, 2004, the administration fee was 0.22% of average net assets and amounted to $5,305,794. Pursuant to this Fee Reduction Agreement, EVM reduced its fee in the amount of $7,195 for the year ended August 31, 2004.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $779,200,782 and $558,468,092, respectively, for the year ended August 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $ 2,332,273,931
   ------------------------------------------------------

   Gross unrealized appreciation          $   449,337,235
   Gross unrealized depreciation             (253,903,682)
   ------------------------------------------------------

   NET UNREALIZED APPRECIATION            $   195,433,553
   ------------------------------------------------------

   The net unrealized depreciation on foreign currency is $(55,600).

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2004.

7  RESTRICTED SECURITIES

   At August 31, 2004, the Portfolio owned the following securities (representing 0.96% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                        DATE OF
   DESCRIPTION                          ACQUISITION      SHARES/FACE            COST          FAIR VALUE
   -------------------------------------------------------------------------------------------------------
   COMMON STOCKS

   Acadia                                 5/05/00 -
     Pharmaceuticals, Inc..                 3/27/03          531,606      $     4,500,000   $    3,412,911

   Given Imaging Ltd.                       9/15/00          485,000            1,699,929       17,130,200

   Memory                                 6/21/00 -
     Pharmaceuticals Corp.                  3/04/02          289,628            1,950,001        2,073,736
-------------------------------------------------------------------------------------------------------
                                                                          $     8,149,930   $   22,616,847
   -------------------------------------------------------------------------------------------------------

   PREFERRED STOCKS

   Predix Pharmaceuticals                 8/12/03 -
     Holdings, Inc. Series AB               8/06/04          646,000      $     2,500,000   $      142,379

   Predix Pharmaceuticals
     Holdings, Inc. Series C                8/06/04        2,337,565              515,199          515,199
   -------------------------------------------------------------------------------------------------------
                                                                          $     3,015,199   $      657,578
   -------------------------------------------------------------------------------------------------------

   WARRANTS AND OPTIONS

   Given Imaging
     Warrants, Exp. 9/15/11                 8/30/01            1,283      $             0   $       41,056

   Predix Pharmaceuticals Holdings, Inc.
     Warrants, Exp. 8/9/09                  8/06/04        3,252,806                    0          683,089
   -------------------------------------------------------------------------------------------------------
                                                                          $             0   $      724,145
   -------------------------------------------------------------------------------------------------------
                                                                          $    11,165,129   $   23,998,570
   -------------------------------------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2004, there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of August 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF WORLDWIDE HEALTH SCIENCES PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2004, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2004

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Mr. Isaly, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                      POSITION(S)       TERM OF                               NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                               IN FUND COMPLEX
     NAME AND          TRUST AND        LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY
  DATE OF BIRTH      THE PORTFOLIO       SERVICE      DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee        Trustee of   Chairman, President and           195                Director of EVC
11/9/41                                the Trust    Chief Executive Officer
                                      since 1989;   of BMR, EVC, EVM and
                                         of the     EV; Director of EV;
                                       Portfolio    Vice President and
                                       since 1996   Director of EVD.
                                                    Trustee and/or officer
                                                    of 195 registered
                                                    investment companies in
                                                    the Eaton Vance Fund
                                                    Complex. Mr. Hawkes is
                                                    an interested person
                                                    because of his
                                                    positions with BMR,
                                                    EVM, EVC and EV which
                                                    are affiliates of the
                                                    Trust and the
                                                    Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes,        Trustee        Trustee of   Jacob H. Schiff                   195           Director of Tiffany & Co.
III                                    the Trust    Professor of Investment                          (specialty retailer) and
2/23/35                               since 1989;   Banking Emeritus,                                      Telect, Inc.
                                         of the     Harvard University                                  (telecommunication
                                       Portfolio    Graduate School of                                  services company)
                                       since 1996   Business
                                                    Administration.

William H. Park         Trustee        Since 2003   President and Chief               194                      None
9/19/47                                             Executive Officer,
                                                    Prizm Capital
                                                    Management, LLC
                                                    (investment management
                                                    firm) (since 2002).
                                                    Executive Vice
                                                    President and Chief
                                                    Financial Officer,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional
                                                    investment management
                                                    firms) (1982-2001).

Ronald A. Pearlman      Trustee        Since 2003   Professor of Law,                 194                      None
7/10/40                                             Georgetown University
                                                    Law Center (since
                                                    1999). Tax Partner,
                                                    Covington & Burling,
                                                    Washington, DC
                                                    (1991-2000).

Norton H. Reamer        Trustee        Trustee of   President, Chief                  195                      None
9/21/35                                the Trust    Executive Officer and a
                                      since 1989;   Director of Asset
                                         of the     Management Finance
                                       Portfolio    Corp. (a specialty
                                       since 1996   finance company serving
                                                    the investment
                                                    management industry)
                                                    (since October 2003).
                                                    President, Unicorn
                                                    Corporation (an
                                                    investment and
                                                    financial advisory
                                                    services company)
                                                    (since September 2000).
                                                    Formerly, Chairman,
                                                    Hellman, Jordan
                                                    Management Co., Inc.
                                                    (an investment
                                                    management company)
                                                    (2000-2003). Formerly,
                                                    Advisory Director of
                                                    Berkshire Capital
                                                    Corporation (investment
                                                    banking firm)
                                                    (2002-2003). Formerly,
                                                    Chairman of the Board,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional
                                                    investment management
                                                    firms) and Chairman,
                                                    President and Director,
                                                    UAM Funds (mutual
                                                    funds) (1980-2000).

Lynn A. Stout           Trustee        Since 1998   Professor of Law,                 195                      None
9/14/57                                             University of
                                                    California at Los
                                                    Angeles School of Law
                                                    (since July 2001).
                                                    Formerly, Professor of
                                                    Law, Georgetown
                                                    University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEE(S)

                          POSITION(S)                 TERM OF
                           WITH THE                 OFFICE AND
  NAME AND                 TRUST AND                 LENGTH OF                         PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO                SERVICE                           DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust     President of the Trust         Since 2002(3)        Executive Vice President of EVM, BMR, EVC and EV;
Jr.                                                                     Chief Investment Officer of EVM and BMR and Director
5/31/58                                                                 of EVC. Chief Executive Officer of Belair Capital
                                                                        Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                                        Fund LLC, Belport Capital Fund LLC and Belrose
                                                                        Capital Fund LLC (private investment companies
                                                                        sponsored by EVM). Officer of 57 registered
                                                                        investment companies managed by EVM or BMR.

Gregory L.             Vice President of            Since 2001          Partner of Atlanta Capital. Officer of 10 registered
Coleman                    the Trust                                    investment companies managed by EVM or BMR.
10/28/49

Samuel D.                President of              Since 2002(3)        Managing Partner of OrbiMed Advisors LLC. Officer of
Isaly(2)                 the Portfolio                                  4 registered investment companies managed by EVM or BMR.
3/12/45

Duncan W.            Vice President of the          Since 2002          Senior Vice President and Chief Equity Investment
Richardson                 Portfolio                                    Officer of EVM and BMR. Officer of 43 registered
10/26/57                                                                investment companies managed by EVM or BMR.

James A. Womack      Vice President of the          Since 2001          Vice President of Atlanta Capital. Officer of 10
11/20/68                     Trust                                      registered investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary                Since 1997          Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                                        investment companies managed by EVM or BMR.

Barbara E.             Treasurer of the            Since 2002(3)        Vice President of EVM and BMR. Officer of 195
Campbell                   Portfolio                                    registered investment companies managed by EVM or BMR.
6/19/57

James L. O'Connor   Treasurer of the Trust          Since 1989          Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                  registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  The business address for Mr. Isaly is 767 Third Avenue, New York, NY 10017.

(3) Prior to 2002, Mr. Isaly served as Vice President of the Portfolio since 1996, Mr. Faust served as Vice President of the Trust since 1999 and
     Ms. Campbell served as Assistant Treasurer of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                         08/31/03     08/31/04
--------------------------------------------------------------------------------
Audit Fees                                                 $ 38,300     $ 38,250

Audit-Related Fees(1)                                      $      0     $      0

Tax Fees(2)                                                $  5,500     $  5,625

All Other Fees(3)                                          $      0     $      0
                                                           ---------------------
Total                                                      $ 43,800     $ 43,875
                                                           ---------------------

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant's principal accountant for services rendered to OrbiMed Advisors LLC, the registrant's investment adviser.

FISCAL YEARS ENDED                                           08/31/03   08/31/04
--------------------------------------------------------------------------------
Registrant                                                   $  5,500   $  5,625

Eaton Vance (1)                                              $      0   $  4,490

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio
-----------------------------------

By:        /s/ Samuel D. Isaly
         -----------------------------------
         Samuel D. Isaly
         President


Date: October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Barbara E. Campbell
         -----------------------------------
         Barbara E. Campbell
         Treasurer


Date:    October 19, 2004


By:        /s/ Samuel D. Islay
         ------------------------------------------------
         Samuel D. Isaly
         President


Date:    October 19, 2004